Financial and capital risk management (Details 8) - Embedded Call Options Sold [Member] $ in Millions	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)
IfrsStatementLineItems [Line Items]
Nominal amount of hedging instrument	746,667	746,667
Fair value of liabilities	$ (1)	$ (2)
Not later than one year [member]
IfrsStatementLineItems [Line Items]
Value at risk	$ (1)